Related Party Transactions (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Oct. 03, 2025 $ / shares
Related Party Transaction [Line Items]
Outstanding principal balance	$ 10,700
Warrants exercise price | $ / shares		$ 230	$ 230	$ 230	$ 40.00
Asset hosting fees		$ 60
Interest income loans		$ 400
Commercial Alliance Agreement [Member]
Related Party Transaction [Line Items]
Revenues			$ 6,700	$ 12,700
Commercial Alliance Agreement [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Related Party Transaction [Line Items]
Concentration Risk, Percentage			86.70%	83.50%
Commercial Alliance Agreement [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Related Party Transaction [Line Items]
Concentration Risk, Percentage			97.00%	87.80%
Senior Secured Promissory Note [Member] | Debt Cancellation Agreement [Member]
Related Party Transaction [Line Items]
Outstanding principal balance	$ 10,700
Partner Colorado Credit Union [Member]
Related Party Transaction [Line Items]
Common stock held by related party			25.20%	38.80%
Beneficial ownership cap	0.0499
Partner Colorado Credit Union [Member] | Preferred Stock [Member] | Series B Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of shares | shares	13,436
Partner Colorado Credit Union [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Debt conversion shares issued | shares	865,200
Warrants exercise price | $ / shares	$ 7.7644